UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21958

DGHM Investment Trust

(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

DGHM ALL -CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
	Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 98.05%			Insurance - 9.78%
				ACE Limited	2,090	$ 125,045
Aerospace/Defense - 3.47%				CIGNA Corporation	2,750	147,428
General Dynamics Corporation	1,540	$ 136,721		Horace Mann Educators
				Corporation	5,745	112,372
Auto Parts & Equipment - 3.15%						384,845
Autoliv, Inc.	2,125	124,100	Media - 2.22%
			*	Comcast Corporation, Cl. A	4,325	87,408
Banks - 8.55%
Bank of America Corporation	3,000	138,390	Metal Fabrication/Hardware - 2.44%
Chittenden Corporation	2,970	104,039		Mueller Industries, Inc.	3,170	95,829
Old National Bancorp	5,880	93,962
		336,391	Miscellaneous Manufacturing - 6.04%
Beverages - 2.17%				3M Co.	1,780	148,203
Anheuser-Busch Companies, Inc.	1,620	85,406		Teleflex Incorporated	1,480	89,288
						237,491
Chemicals - 2.84%			Oil & Gas - 11.35%
PPG Industries, Inc.	1,630	111,883		EnCana Corporation	1,655	107,989
				Helmerich & Payne, Inc.	2,550	88,103
Computers - 3.59%				Occidential Petroleum Corporation	1,865	130,121
International Business Machines			*	Ultra Petroleum Corp.	1,855	120,390
Corporation	710	74,678				446,603
* Teradata Corporation	2,565	66,587	Oil & Gas Services - 2.05%
		141,265	*	Oil States International, Inc.	2,540	80,543
Diversified Financial Services - 10.78%
* Affiliated Managers Group, Inc.	940	116,795	Real Estate Investment Trust - 2.48%
* Invesco Limited	4,310	113,138		UDR, Inc.	4,430	97,593
JPMorgan Chase & Co.	2,160	98,539
The Goldman Sachs Group, Inc.	423	95,869	Retail - 2.83%
		424,341		The TJX Companies, Inc.	3,800	111,492
Electric - 6.20%
Edison International	2,175	121,757	Telecommunications - 7.62%
FirstEnergy Corp.	1,780	122,037		CenturyTel, Inc.	2,660	113,396
		243,794	*	Cisco Systems, Inc.	2,250	63,045
Entertainment - 2.35%			μ	Vodafone Group PLC	3,310	123,297
Regal Entertainment Group	4,670	92,419				299,738

Food - 4.82%				Total Common Stocks (Cost $3,949,543)		3,858,405
	Kellogg Company	1,770	95,651
	The Kroger Co.	3,275	94,156	INVESTMENT COMPANY - 0.03%
			189,807	Evergreen Institutional Treasury Money Market Fund - 3.15%
Healthcare - Services - 3.32%				(Cost $1,130)	1,130	$ 1,130
*	DaVita, Inc.	2,110	130,736

						(Continued)

DGHM ALL -CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2007
	Shares	Market Value (Note 1)

Total Investments (Cost $3,950,673) - 98.08%		$ 3,859,535	Aggregate cost for federal income tax purposes is $3,958,560. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:
Other Assets Less Liabilities - 1.92%		75,606

Net Assets - 100.00%		$ 3,935,141

*	Non-income producing investment.		Aggregate gross unrealized appreciation	$ 106,792
μ	American Depositary Receipt.		Aggregate gross unrealized depreciation	(205,817)

			Net unrealized appreciation	$ (99,025)
The following acronym is used in this portfolio:

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

PLC - Public Limited Company (British)

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace/Defense	3.47%	$ 136,721
Auto Parts & Equipment	3.15%	124,100
Banks	8.55%	336,391
Beverages	2.17%	85,406
Chemicals	2.84%	111,883
Computers	3.59%	141,265
Diversified Financial Services	10.78%	424,341
Electric	6.20%	243,794
Entertainment	2.35%	92,419
Food	4.82%	189,807
Healthcare - Services	3.32%	130,736
Insurance	9.78%	384,845
Investment Company	0.03%	1,130
Media	2.22%	87,408
Metal Fabrication/Hardware	2.44%	95,829
Miscellaneous Manufacturing	6.04%	237,491
Oil & Gas	11.35%	446,603
Oil & Gas Services	2.05%	80,543
Real Estate Investment Trust	2.48%	97,593
Retail	2.83%	111,492
Telecommunications	7.62%	299,738
Total	98.08%	$ 3,859,535

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust

By: (Signature and Title)        /s/ Jeffrey C. Baker

                                          Jeffrey C. Baker,
                                          President and Principal Executive Officer

Date: January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)        /s/ Jeffrey C. Baker

                                          Jeffrey C. Baker,
                                          President and Principal Executive Officer
                                          DGHM Investment Trust

Date: January 22, 2008

By: (Signature and Title)       /s/ Thomas F. Gibson

                                          Thomas F. Gibson,

                                          Treasurer and Principal Financial Officer
                                          DGHM Investment Trust

Date: January 22, 2008